Financial Instruments - Carrying Value and Fair Value of Financial Instruments by Class (Detail) - USD ($) $ in Thousands		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 96,929	$ 85,444	$ 99,829	$ 69,803
Investment in fixed deposits		43,030	15,907
Investments in marketable securities and mutual funds		162,746	134,493
Trade receivables		89,772	73,872
Unbilled revenue		57,078	65,295
Funds held for clients		15,833	7,063
Prepayments and other assets		6,431	5,375
Other non-current assets		9,925	9,308
Derivative assets		15,293	19,081
Total carrying value		497,037	415,838
Trade payables		29,333	17,831
Long-term debt (includes current portion)	[1]	33,600	61,800
Other employee obligations		70,170	63,129
Provision and accrued expenses		28,983	27,619
Lease liabilities		178,892
Other liabilities		1,197	5,485
Derivative liabilities		13,455	2,403
Total carrying value		355,630	178,267
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables		29,333	17,831
Long-term debt (includes current portion)		33,600	61,800
Other employee obligations		70,170	63,129
Provision and accrued expenses		28,983	27,619
Lease liabilities		178,892
Other liabilities		1,197	2,288
Total carrying value		342,175	172,667
Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities			3,197
Derivative liabilities		4,710	307
Total carrying value		4,710	3,504
Financial liabilities at FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		8,745	2,096
Total carrying value		8,745	2,096
Financial liabilities at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables		29,333	17,831
Long-term debt (includes current portion)		33,600	61,800
Other employee obligations		70,170	63,129
Provision and accrued expenses		28,983	27,619
Lease liabilities		178,892
Other liabilities		1,197	5,485
Derivative liabilities		13,455	2,403
Total carrying value		355,630	178,267
Financial assets at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		96,929	85,444
Investment in fixed deposits		43,030	15,907
Trade receivables		89,772	73,872
Unbilled revenue		57,078	65,295
Funds held for clients		15,833	7,063
Prepayments and other assets		6,431	5,375
Other non-current assets		9,925	9,308
Total carrying value		318,998	262,264
Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds		162,746	134,493
Derivative assets		2,187	2,077
Total carrying value		164,933	136,570
Financial assets at FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		13,106	17,004
Total carrying value		13,106	17,004
Financial assets at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		96,929	85,444
Investment in fixed deposits		43,030	15,907
Investments in marketable securities and mutual funds		162,746	134,493
Trade receivables		89,772	73,872
Unbilled revenue		57,078	65,295
Funds held for clients		15,833	7,063
Prepayments and other assets		6,431	5,375
Other non-current assets		9,925	9,308
Derivative assets		15,293	19,081
Total carrying value		$ 497,037	$ 415,838

[1]	Before netting off debt issuance cost of $178 and $409 as at March 31, 2020 and March 31, 2019, respectively.